Parent Company, Other shareholders, Associates and Other Related Parties Balances and Tansactions - Summary of Balances of Related Party Transactions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Outstanding balances for related party transactions [abstract]
Other receivables	$ 258,639	$ 140,105
Accounts payable	$ (286,541)	$ (557,234)